Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 2,637	kr 3,727
Equity securities	11,994	10,347
Debt securities	46,857	44,787
Real estate	5,021	5,208
Investment funds	4,341	3,047
Assets held by insurance company	1,409	1,404
Other	1,352	1,139
Fair value of plan assets	kr 73,611	kr 69,659
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	50.00%	65.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%	0.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	18.00%	15.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	7.00%	7.00%
Real estate [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%	6.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,117	kr 1,319
Equity securities	5,635	3,784
Debt securities	13,570	11,969
Real estate	4,338	4,489
Investment funds	2,153	1,248
Other	154
Fair value of plan assets	26,967	22,809
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	575	1,013
Equity securities	655	773
Debt securities	14,557	17,050
Investment funds	1,495	1,261
Other	45	5
Fair value of plan assets	17,327	20,102
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	911	1,309
Equity securities	3,469	3,368
Debt securities	11,745	10,994
Real estate	152	169
Investment funds	274	296
Other	775	783
Fair value of plan assets	17,326	16,919
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	34	86
Equity securities	2,235	2,422
Debt securities	6,985	4,774
Real estate	531	550
Investment funds	419	242
Assets held by insurance company	1,409	1,404
Other	378	351
Fair value of plan assets	kr 11,991	kr 9,829